Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Lease Obligations [Line Items]
Lease payments	$ (39,245)	$ (36,952)
Current portion	35,462	34,256
Long-term	134,471	118,017
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Balance, beginning of year	152,273	167,029
Acquisitions (note 5)	0	3,114
Additions	9,634	2,212
Lease payments	(42,587)	(40,510)
Renewals, remeasurements and dispositions	42,790	12,038
Tenant inducement allowances received	303	693
Accretion expense	7,520	7,697
Balance, end of year	169,933	152,273
Current portion	35,462	34,256
Long-term	$ 134,471	$ 118,017